Income Tax - Schedule of Computation of Income Tax Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Computation of Income Tax Expense [Abstract]
Net income (loss) before taxes	€ (1,544,691)	€ (4,481,601)	€ (3,130,635)
Add: permanent differences	955,187	2,539,999	886,178
Add (less): temporary differences	589,505	1,941,602	(68,819)
Less: cancellation of negative tax base
Taxable income (loss)			(2,313,276)
Tax rate at 25%			(93,022)
Add (less): deferred income tax expenses (recovery)	(388,382)	(1,144,601)	(1,023,826)
Income tax expense (recovery)	€ (388,382)	€ (1,144,601)	€ (1,116,848)